Financial instruments by category	12 Months Ended
Dec. 31, 2019
Financial instruments by category [Abstract]
Financial instruments by category
Note 8.- Financial instruments by category

Financial instruments are primarily deposits, derivatives, trade and other receivables and loans. Financial instruments by category (current and non-current), reconciled with the statement of financial position as of December 31, 2019 and 2018 are as follows:

	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2019
Derivative assets	9	-	-	5,230	5,230
Investment in Ten West Link		-	9,874	-	9,874
Investment in Rioglass		-	-	7,000	7,000
Other financial investments		288,060	-	-	288,060
Trade and other receivables	11	317,568	-	-	317,568
Cash and cash equivalents	12	562,795	-	-	562,795
Total financial assets		1,168,423	9,874	12,230	1,190,527

Corporate debt	14	723,791	-	-	723,791
Project debt	15	4,852,348	-	-	4,852,348
Related parties – non-current	10	17,115	-	-	17,115
Trade and other current liabilities	17	128,062	-	-	128,062
Derivative liabilities	9	-	-	298,744	298,744
Total financial liabilities		5,721,316	-	298,744	6,020,060

	Notes	Amortized cost	Fair Value Through Other Comprehensive Income	Fair value Through profit or loss	Balance as of December 31, 2018
Derivative assets	9	-	-	13,153	13,153
Investment in Ten West Link		-	6,034	-	6,034
Other financial investments		274,318	-	-	274,318
Trade and other receivables	11	236,395	-	-	236,395
Cash and cash equivalents	12	631,542	-	-	631,542
Total financial assets		1,142,255	6,034	13,153	1,161,441

Corporate debt	14	684,073	-	-	684,073
Project debt	15	5,091,114	-	-	5,091,114
Related parties – non-current	10	33,675	-	-	33,675
Trade and other current liabilities	17	192,033	-	-	192,033
Derivative liabilities	9	-	-	279,152	279,152
Total financial liabilities		6,000,895	-	279,152	6,280,047

Other financial investments include primarily the short-term portion of contracted concessional assets (see Note 6) for $160.6 million as of December 31, 2019 and for $159.1 million as of December 31, 2018.

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under development.

Investment in Rioglass corresponds to 15.12% of the equity interest of Rioglass, a multinational solar power and renewable energy technology manufacturer, acquired in May 2019 by the Company.